ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of company's subsidiaries and variable interest entities included in continuing operations

As of September 30, 2022, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity
Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

OAL SMY Limited	July 28, 2021	USA	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Variable interest entity:

Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	Note (i)	Hybrid crop seed development, production and distribution

Subsidiaries held by Beijing Origin:

Xinjiang Originbo Seed Company Limited (note (i)) (“Xinjiang Origin”)	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Hainan Aoyu Biotechnology Limited(Hainan Aoyu)	March 2, 2022	PRC	100%	Hybrid crop seed development, production and distribution

Subsidiaries held by State Harvest:

Shandong Aoruixinong Agricultural Technology Limited (Shandong Aoruixinong)	September 27, 2019	PRC	51%	Agricultural seed products distribution through e-commune network

Hubei Aoyu Zhongye Limited (Hubei Aoyu)	October 22, 2018	PRC	51%	Agricultural seed products distribution through e-commerce network

Anhui Aoyu Zhongye Limited (Anhui Aoyu)	July 25, 2018	PRC	50%	Agricultural seed products distribution through e-commerce network

Xuzhou Aoyu Zhongye Limited (Xuzhou Aoyu)	September 25, 2018	PRC	51%	Agricultural seed products distribution through e-commerce network

Henan Aoyu Zhongye Limited (note (i)) (“Henan Aoyu”)	July 16, 2018	PRC	51%	Agricultural seed products distribution through e-commerce network

Note (i): Beijing Origin Seed Limited, Xinjiang Originbo Seed Company Limited, and Zhengzhou Branch of Beijing Origin Seed Limited are collectively referred to as “Beijing Origin”.

Schedule of variable interest entities

	September 30,
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	305	950	134
Restricted cash	—	—	—
Due from related party	—	—	—
Accounts receivable	11	304	43
Advances to suppliers	260	8,456	1,191
Inventories	1,052	—	—
Other current assets	730	7,698	1,084
Total current assets	2,358	17,408	2,452
Land use rights, net	1,854	1,792	252
Plant and equipment, net	48,599	32,952	4,641
Equity investments	—	—	—
Acquired intangible assets, net	—	—	—
Other assets	83	1,554	219
Total assets	52,894	53,706	7,564
LIABILITIES
Current liabilities
Short-term borrowings	—	—	—
Current portion of long-term borrowings	137,660	137,660	19,389
Accounts payable	9,107	10,064	1,418
Due to growers	6,673	404	57
Due to related parties	30,665	24,136	3,400
Advances from customers	22,772	29,420	4,144
Other payables and accrued expenses	51,520	58,954	8,304
Total current liabilities	258,397	260,638	36,712
Long-term borrowings	—	—	—
Other long-term liability	15,717	15,732	2,216
Total liabilities	274,114	276,370	38,928